Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Sep. 30, 2012	Oct. 02, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,200.0	1,200.0
Common stock, shares issued	749.3	744.8
Common stock, shares outstanding	749.3	744.8
Common stock, units	3.4	3.4